Shareholder Report, Holdings (Details) - C000017543	Jun. 30, 2024
FIXED INC CLEARING CORP. REPO
Holdings [Line Items]
Percent of Net Asset Value	7.70%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Honeycomb Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Eversept Global Healthcare Fund LP
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Helikon Long Short Equity Fund ICAV
Holdings [Line Items]
Percent of Net Asset Value	1.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%